Leases (Details) - Schedule of weighted-average remaining lease term and discount rate	Dec. 31, 2019
Schedule of weighted-average remaining lease term and discount rate [Abstract]
Weighted average remaining lease term	9 years 3 months 18 days
Weighted average discount rate	3.10%